Note 4 - Accounts Receivable - Components of Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Receivable from Minera Juanicipio (see Note 6 & 14)	$ 1,944	$ 658
Value added tax ("IVA" and "GST")	152	122
Other receivables	1	117
Current trade receivables	$ 2,097	$ 897